Equity-based compensation - Summary of non-vested share movements (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested shares at January 1 (in shares) | shares	5,417	4,742
Vested (in shares) | shares	(1,258)	(1,149)
Forfeited (in shares) | shares	(417)	(301)
Unvested shares at December 31 (in shares) | shares	5,627	5,417
Outstanding, beginning balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 54.90	$ 51.20
Vested, weighted average fair value at grant date (in dollars per share) | $ / shares	50.94	50.55
Forfeited, weighted average fair value at grant date (in dollars per share) | $ / shares	62.50	54.14
Outstanding, ending balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 60.96	$ 54.90
Fair value, beginning balance, unvested | $	$ 297	$ 243
Fair value, vested | $	(64)	(58)
Fair value, forfeited | $	(26)	(16)
Fair value, ending balance, unvested | $	$ 343	$ 297
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	1,456	1,668
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 72.05	$ 60.19
Fair value, granted | $	$ 105	$ 100
Performance awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	429	457
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 72.71	$ 62.03
Fair value, granted | $	$ 31	$ 28